Subsequent events (Details) - shares	2 Months Ended	12 Months Ended
	Mar. 06, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Shares issued from options exercised (in shares)		531,410	1,093,428	39
Class B Common Stock
Subsequent Event [Line Items]
Shares converted (in shares)		11,112,001
Class B Common Stock | Subsequent Event
Subsequent Event [Line Items]
Shares converted (in shares)	1,000,000
Class A Common Stock | Subsequent Event
Subsequent Event [Line Items]
Shares issued upon conversion (in shares)	1,000,000
Shares issued from options exercised (in shares)	530,646